DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Income [Abstract]
Disclosure of deferred revenue [Table Text Block]
	As at December 31,
	2022	2021
Current:
Customer advance payments (a)	6,456	5,297
Osisko - silver stream agreement (b)	5,609	8,144
Current portion of deferred revenue	12,065	13,441
Long-term portion of deferred revenue (b)	47,620	45,356
Total deferred revenue	59,685	58,797

Disclosure of changes in deferred revenue [Table Text Block]
Balance at January 1, 2021	52,758
Finance expense (Note 9)	5,549
Amortization of deferred revenue	(4,807)
Balance at December 31, 2021	53,500
Finance expense (Note 9)	5,711
Amortization of deferred revenue	(5,982)
Balance at December 31, 2022	53,229